Taxation - Schedule of Deferred Income Tax Assets (Details) - Canada [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Income Tax Assets [Line Items]
Non-capital loss carry-forwards	$ 23,777,000	$ 27,054,000
Undepreciated capital cost (UCC)	24,000	24,000
Reserves	$ 262,814	$ 299,000
Share issue costs (in Shares)	2,000	74,000
Exploration and evaluation assets	$ 5,112,000	$ 5,112,000
Investments	8,040,907
Intangible assets		2,576,000
Capital losses carried forward	17,045,000	17,045,000
Total	$ 54,263,721	$ 52,184,000